Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	Cash and Cash Equivalents:
	USD (US Dollars)	915,461	**	$915,461
	Total Cash and Cash Equivalents		–	$915,461

	Common Stock:
	ADVANCED MICRO DEVICES INC	2,641	**	$565,597
	ADYEN BV ADR	265,000	**	4,232,050
	ALPHABET INC CL A	153,712	**	48,111,856
	AMAZON.COM INC	119,172	**	27,507,281
	AMPHENOL CORPORATION CL A	120,892	**	16,337,345
	APPLE INC	203,843	**	55,416,758
	APPLOVIN CORP	9,758	**	6,575,135
	ARES MANAGEMENT CORP CL A	8,996	**	1,454,023
	ARGENX SE SPONSORED ADR	6,282	**	5,282,848
	ARISTA NETWORKS INC	78,328	**	10,263,318
	BLOCK INC CL A	247,836	**	16,131,645
	BOEING CO	25,307	**	5,494,656
	BROADCOM INC	97,670	**	33,803,587
	CHIPOTLE MEXICAN GRILL INC	110,587	**	4,091,719
	CIENA CORP	14,000	**	3,274,180
	CIGNA GROUP (THE)	10,781	**	2,967,255
	COUPANG INC A	153,795	**	3,628,024
	DANAHER CORP	16,732	**	3,830,289
	DATADOG INC CL A	36,000	**	4,895,640
	DOORDASH INC	21,800	**	4,937,264
	ELI LILLY & CO	13,829	**	14,861,750
	ENTEGRIS INC	72,290	**	6,090,432
	EQUIFAX INC	7,956	**	1,726,293
	FABRINET	8,200	**	3,733,296
	HOWMET AEROSPACE INC	46,741	**	9,582,840
	HUBSPOT INC	25,140	**	10,088,682
	INGERSOLL RAND INC	41,086	**	3,254,833
	INTUIT INC	24,837	**	16,452,526
	INTUITIVE SURGICAL INC	25,182	**	14,262,077
	LATTICE SEMICONDUCTOR CORP	68,269	**	5,023,233
	MAGIC LEAP INC A P/P	719	**	—
	MASTERCARD INC CL A	35,334	**	20,171,474
	MERCADOLIBRE INC	3,250	**	6,546,345
	META PLATFORMS INC CL A	36,742	**	24,253,027
	MICROSOFT CORP	151,137	**	73,092,876
	MONGODB INC CL A	12,133	**	5,092,099
	NATERA INC	28,324	**	6,488,745
	NETFLIX INC	78,838	**	7,391,851
	NVIDIA CORP	398,000	**	74,227,000
	ROCKET COS INC	84,100	**	1,628,176
	SERVICENOW INC	60,945	**	9,336,165
	SHOPIFY INC CL A	27,471	**	4,422,007
	STRIPE INC CLASS B PP	9,148	**	378,910
	STRYKER CORP	22,137	**	7,780,491
	THE BOOKING HOLDINGS INC	1,455	**	7,792,005
	TOWER SEMICONDCTR LTD	25,300	**	2,970,726
	TRADEWEB MARKETS INC A	47,893	**	5,150,413

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	UNITEDHEALTH GROUP INC	27,728	**	9,153,290
	VISA INC CL A	48,848	**	17,131,482
	GCI LIBERTY INC CL A ESCROWE LINE	88,380	**	1
*	NEXTERA ENERGY, INC. (PARTICIPANT-DIRECTED)	4,964,101	**	398,518,053
*	NEXTERA ENERGY, INC. (NONPARTICIPANT-DIRECTED)	18,676,412	$487,207,456	1,499,342,322
	Total Common Stock		$487,207,456	$2,524,743,890

	Preferred Stock:
	NURO INC/CA SER C PC PP	47,663	**	$557,657
	SILA NANOTECHNOLOGIES INC SER F 0% PC PP	9,212	**	167,843
	RAPPI INC SER E PFD PERP PP	9,111	**	161,902
	Total Preferred Stock		–	$887,402

	Collective Trust Funds:
*	BLACKROCK RUSSELL 2000 INDEX FUND M	1,123,461	**	$41,327,067
*	BTC ACWI EX US IMI M	3,065,858	**	73,787,843
*	BTC EQUITY INDEX J	13,929,269	**	465,988,361
*	BTC RUSSELL 3000 M	4,711,016	**	190,813,568
*	BTC US DEBT INDEX M	3,572,779	**	45,997,745
*	COHEN & STEERS US REALTY SHARES B	1,896,435	**	41,854,312
*	EARNEST SMID CP CORE	467,256	**	8,200,345
*	LS CORE PL FXINC D	2,755,930	**	49,193,356
*	PIMCO DIVERSIFIED REAL ASSET TRUST	676,466	**	13,718,739
*	VANGUARD TARGET RETIREMENT 2020 TRUST PLUS	335,293	**	27,738,808
*	VANGUARD TARGET RETIREMENT 2025 TRUST PLUS	2,628,908	**	245,382,231
*	VANGUARD TARGET RETIREMENT 2030 TRUST PLUS	1,653,042	**	169,949,259
*	VANGUARD TARGET RETIREMENT 2035 TRUST PLUS	4,159,416	**	468,724,603
*	VANGUARD TARGET RETIREMENT 2040 TRUST PLUS	1,038,870	**	126,482,423
*	VANGUARD TARGET RETIREMENT 2045 TRUST PLUS	3,228,877	**	415,104,397
*	VANGUARD TARGET RETIREMENT 2050 TRUST PLUS	987,490	**	130,486,903
*	VANGUARD TARGET RETIREMENT 2055 TRUST PLUS	1,479,539	**	195,254,770
*	VANGUARD TARGET RETIREMENT 2060 TRUST PLUS	874,584	**	69,529,452
*	VANGUARD TARGET RETIREMENT 2065 TRUST PLUS	906,313	**	44,481,835
*	VANGUARD TARGET RETIREMENT 2070 TRUST PLUS	345,463	**	10,274,077
*	VANGUARD TARGET RETIREMENT INCOME TRUST PLUS	1,047,240	**	65,358,271
*	RUSSELL 2000 ALPHA TILTS FUND F	2,393,111	**	60,477,283
*	SSBK GOVERNMENT STIF FUND (US LARGE CAP GROWTH FUND)	3,626,736	**	4,234,757
*	SSBK STIF FUND (SMALL MID CAP GROWTH FUND)	82,360	**	82,360
	Total Collective Trust Funds		–	$2,964,442,765

	Registered Investment Companies:
*	AF EUROPAC GROWTH R6	1,507,648	**	$91,333,293
*	EATON VANCE FLOATING-RATE & HIGH INCOME FUND R6	2,625,123	**	21,158,495
*	JPM EQUITY INCOME R6 FUND	5,506,847	**	136,294,456
*	VANGUARD VMMR-FED MONEY MARKET	167,141,257	**	167,141,257
*	FIDELITY INSTITUTIONAL CASH PORTFOLIO (NEXTERA ENERGY, INC. PARTICIPANT-DIRECTED)	1,608,636	**	1,608,636
*	FIDELITY INSTITUTIONAL CASH PORTFOLIO (NEXTERA ENERGY, INC. NONPARTICIPANT-DIRECTED)	16,723,803	$16,723,803	16,723,803
*	FIDELITY INSTITUTIONAL CASH PORTFOLIO (MANAGED INCOME FUND)	1,956,496	**	1,956,496
	Total Registered Investment Companies		$16,723,803	$436,216,436

	U.S. Treasury Notes:

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	UST NOTES 3.375% 09/15/2027	3,616,200	**	$3,645,973
	UST NOTES 3.375% 09/15/2028	2,360,700	**	2,374,787
	UST NOTES 3.5% 10/31/2027	2,519,600	**	2,535,211
	UST NOTES 3.625% 03/31/2028	3,125,100	**	3,162,345
	UST NOTES 3.625% 08/31/2027	1,993,000	**	2,070,595
	UST NOTES 3.625% 08/31/2029	2,358,800	**	2,387,708
	UST NOTES 3.625% 08/31/2030	4,521,000	**	4,560,614
	UST NOTES 3.625% 10/31/2030	3,937,500	**	3,945,201
	UST NOTES 3.625% 12/31/2030	1,082,100	**	1,076,943
	UST NOTES 3.75% 04/15/2028	2,138,800	**	2,167,099
	UST NOTES 4% 01/31/2029	8,740,000	**	8,937,942
	UST NOTES 4% 02/29/2028	6,792,800	**	6,955,969
	UST NOTES 4% 03/31/2030	3,856,500	**	3,945,240
	UST NOTES 4% 05/31/2030	3,602,100	**	3,660,707
	UST NOTES 4% 07/31/2029	5,083,000	**	5,234,013
	UST NOTES 4.125% 10/31/2029	1,837,500	**	1,881,920
	UST NOTES 4.25% 02/28/2029	4,180,100	**	4,325,045
	UST NOTES 4.375% 12/31/2029	1,327,800	**	1,363,596
	UST NOTES 4.5% 05/31/2029	9,868,500	**	10,191,260
	Total U.S. Treasury Notes		–	$74,422,168

	Mortgage Backed Securities:
	TAUBMAN CENTERS COMMERCIAL MORTGAGE TRUST 24-DPM ATSFR1M+139.27 12/15/2039 144A	111,000	**	$111,262
	SREIT TR 2021-MFP TSFR1M+84.528 08 11/15/2038 144A	249,136	**	249,523
	LIFE FINANCIAL SERVICES TRUST 2022 TSFR1M+129.52405/15/2039 144A	459,000	**	443,750
	INT COMMERCIAL MORTGAGE TRUST 2025-PLAZA VAR 11/05/2037 144A	100,000	**	100,784
	FREDDIE MAC REMICS 3% 10/25/2048	199,445	**	188,324
	FREDDIE MAC REMICS 2018-4766 MA 3.5% 02/15/2046	170,218	**	168,382
	FNR 2017-20 AP 3.5% 03/25/2045	196,915	**	194,376
	FNR 2016-19 AH 3% 04/46	100,845	**	96,830
	FNR 2015-42 LE 3.0% 06/25/45	114,492	**	110,897
	FNR 2013-16 GP 3% 1/1/33	14,452	**	14,331
	FNMA GTD MTG PASS THRU CTF 3.5% 10/25/2044	98,438	**	97,935
	FNMA 6.50% 8/36 #AE0746	7,223	**	7,609
	FNMA 6.50% 8/36 #888544	8,548	**	9,005
	FNMA 6.50% 8/36 #888034	2,155	**	2,273
	FNMA 6.50% 7/32 #545759	3,058	**	3,214
	FNMA 6.50% 12/35 #AD0723	9,240	**	9,737
	FNMA 5.50% 11/34 #310105	60,174	**	62,395
	FNMA 20YR 4.5% 08/01/2039#FM1353	37,569	**	38,042
	FNMA 20YR 4.5% 06/01/2039#FM1045	14,043	**	14,220
	FNMA 20YR 4.5% 03/01/2039#FM1774	27,589	**	27,937
	FNMA 20YR 3.00% 11/32 #MA1237	391,167	**	381,856
	FNMA 20YR 2.5% 01/01/2033#AL2982	28,331	**	27,206
	FNMA 20YR 2.5% 01/01/2033#AL2976	26,321	**	25,211
	FNMA 20YR 2.5% 01/01/2033#AL2975	46,549	**	44,655
	FNMA 20YR 2.5% 01/01/2033#AL2974	34,176	**	32,785
	FNMA 15YR 4% 03/01/2034#FM2867	544,019	**	548,431
	FNMA 15YR 4% 02/01/2034#FM3001	238,943	**	240,956
	FNMA 15YR 3.5% 12/01/2028#AV1907	1,823	**	1,818

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	FNMA 15YR 3.5% 11/01/2030#AL7688	25,472	**	25,385
	FNMA 15YR 3.5% 09/01/2029#AL5878	26,617	**	26,534
	FNMA 15YR 3.5% 02/01/2033#FM9794	52,138	**	51,869
	FNMA 15YR 3% 12/01/2032#BM5109	430,348	**	422,786
	FNMA 15YR 3% 02/01/2033#BM5108	476,300	**	466,196
	FNMA 15YR 2.5% 10/01/2031#AS8010	84,122	**	81,688
	FNMA 15YR 2.5% 01/01/2029#	52,199	**	51,571
	FNMA 15YR 2.5% 01/01/2028#FS3867	22,430	**	22,248
	FNMA 15YR 2% 02/01/2028#FS3865	28,352	**	27,930
	FNMA 6.50% 12/32 #735415	1,723	**	1,811
	FNMA 6.50% 7/35 #745092	1,964	**	2,073
	FNMA 6.50% 7/32 #545762	1,726	**	1,813
	FHLG 5.50% 5/34 #Z40042	82,987	**	86,127
	FHLG 5.50% 3/34 #G01665	11,776	**	12,251
	FHLG 25YR 5.50% 7/35 #G05815	7,461	**	7,758
	FHLG 20YR 3.5% 07/01/2032#G31067	55,494	**	55,058
	FHLG 20YR 3.5% 06/01/2032#C91456	103,948	**	103,113
	FHLG 20YR 3% 11/01/2033#G30872	135,257	**	132,059
	FHLG 15YR 3% 05/01/2033#G16550	149,152	**	145,942
	FHLG 15YR 3% 03/01/2033#SB0181	377,485	**	369,256
	FHLG 15YR 2.5% 12/01/2031#SB0093	199,459	**	193,601
	FHLG 15YR 2.5% 01/01/2028#SB0799	18,099	**	17,960
	FHLG 7.50% 7/34 #G02115	10,671	**	11,211
	FEDERAL NATL MTG AS GTD RE PTT 2018-11 LA 3.5% 07/25/2045	96,617	**	95,463
	FEDERAL NATL MTG AS GTD RE PTT 2016-105 PA 3.5% 04/25/2045	75,206	**	74,192
	FEDERAL NAT MTG ASN GTD REM PA 3.5% 02/25/2046	48,784	**	48,564
	FEDERAL NAT MTG ASN GTD REM PA 3.0% 04/25/2044	50,287	**	49,046
	FEDERAL NAT MTG ASN GTD REM PA 3% 03/25/2048	395,591	**	379,553
	FEDERAL NAT MTG ASN GTD REM PA 2018-3 LP 3% 02/25/2047	288,915	**	276,394
	FEDERAL NAT MTG ASN GTD REM PA 2017-11 HA 3.5% 12/25/2045	168,953	**	165,442
	FEDERAL NAT MTG ASN GTD REM PA 1.85% 05/25/2033	115,756	**	109,462
	FEDERAL NAT MTG ASN GTD REM 2017-97 P 3% 01/25/2047	189,725	**	180,472
	FEDERAL NAT MTG ASN GTD REM 2011-26 PA 4.5% 04/25/2041	52,636	**	52,906
	FEDERAL HOME LN MTGE CORP 4765 QA 3% 02/15/2046	195,906	**	189,027
	FEDERAL HOME LN MTG MLT CTF GT VAR 07/25/2030	340,000	**	344,068
	FEDERAL HOME LN MTG MLT CTF GT K545 A2 4.29% 07/25/2030	257,000	**	260,327
	FEDERAL HOME LN MTG MLT CTF GT 4847 CA 3.5% 11/15/2045	42,321	**	42,188
	BENCHMARK MORTGAGE TRUST 2018-B7 A2 4.377% 05/15/2053	259,150	**	259,757
	BENCHMARK MTG TR 2018-B8 A2 4.149% 01/15/2052	40,496	**	40,560
	BX 2021-BXMF TSFR1M+75.041 10/15/2026 144A	214,152	**	214,286
	BX COML MTG TR 2024-GPA3 A TSFR1M+149.25 12/15/2029 144A	26,488	**	26,551
	BX COMMERCIAL MORTGAGE TRUST 2021-PAC TSFR1M+80.358 21 10/15/2036 144A	325,000	**	324,686
	BX COMMERCIAL MORTGAGE TRUST 22-LP2 A TSFR1M+96.2702/15/2039 144A	60,628	**	60,671
	BX TR 2021-ACNT TSFR1M+96.448 11/15/2026 144A	101,421	**	101,585
	CENT TRUST 2025-CITY A VAR 07/10/2040 144A	100,000	**	101,723
	ELP COML MTG TR 2025-ELP 4.71318% 11/13/2042 144A	100,000	**	100,382
	FEDERAL HOME LN MTG MLT CTF GT 4% 07/15/2047	102,599	**	102,473
	Total Mortgage Backed Securities		–	$9,169,762

	Asset Backed Securities:
	ALLY AUTO RECEIVABLES TRUST 2024-1 5.08% 12/15/2028	53,978	**	$54,462

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/20292029	400,000	**	408,509
	BA CR CARD TR 4.31% 05/15/2030	480,000	**	486,804
	BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028	255,000	**	257,408
	CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.82% 06/15/2028	296,377	**	300,565
	CARMAX AUTO OWNER TR 2023-4 6% 07/17/2028	60,471	**	61,412
	CARMAX AUTO OWNER TR 2024-2 5.5% 01/16/2029	51,000	**	51,825
	CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028	161,966	**	163,576
	CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11/2030	270,000	**	271,360
	CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12/2030	180,000	**	182,039
	CHASE ISSUANCE TR 4.16% 07/15/2030	293,000	**	296,470
	CHASE ISSUANCE TR 5.08% 09/15/2030	576,000	**	597,170
	CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030	565,000	**	572,384
	CITIZENS AUTO RECEIVABLES TRUST 2024-2 5.33% 08/15/2028 144A	69,541	**	70,186
	DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/2027	174,805	**	176,686
	DELL EQUIP FIN TR 2023-2 5.65% 01/22/2029 144A	36,480	**	36,616
	DELL EQUIPMENT FINANCE TRUST 2023-3 A3 5.93% 04/23/2029 144A	93,946	**	94,581
	DELL EQUIPMENT FINANCE TRUST 24-1 5.39% 03/22/2030144A	104,754	**	105,643
	DLLAA 2023-1A 5.64% 02/22/2028 144A	30,949	**	31,331
	DLLAD 2024-1 LLC 5.3% 07/20/2029 144A	21,000	**	21,473
	DLLMT 2024-1 LLC 4.84% 08/21/2028 144A	127,000	**	128,354
	FORD CR FLOORPLN MAST OWN TR A 5.29% 04/15/2029 144A	335,000	**	341,729
	FORD CREDIT AUTO OWNER TRUST 2023-B 5.23% 05/15/2028	175,289	**	176,830
	FORDF 2025-1 A1 4.63% 04/15/2030	195,000	**	198,681
	GM FINANCIAL SECURITIZED TERM AUTO RECEIVABLES TR2023-4 5.78% 08/16/2028	245,621	**	248,687
	HUNTINGTON AUTO TR 2024-1 5.23% 01/16/2029 144A	398,083	**	402,896
	HYUNDAI AUTO RECEIVABLES TRUST 2023-A 4.58% 04/15/2027	29,431	**	29,516
	HYUNDAI AUTO RECEIVABLES TRUST 2023-B 5.48% 04/17/2028	44,095	**	44,512
	HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/2029	340,000	**	343,941
	MERCEDES-BENZ AUTO LEASE TRUST 2024-A 5.32% 01/18/2028	75,000	**	75,906
	MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/2029	240,000	**	243,685
	NISSAN AUTO RECEIVABLES 2023-B OWNER TR 5.93% 03/15/2028	134,897	**	136,377
	NISSAN MASTER OWNER TR RECEIVABLE 5.05% 02/15/2029144A	133,000	**	134,891
	PORSCHE FINL AUTO SECURITIZATION TR 2023 5.79% 01/22/2029 144A	78,112	**	78,826
	TESLA 2024-A A3 5.3% 06/21/2027 144A	89,816	**	90,254
	T-MOBILE US TRUST 2025-2 4.34% 04/22/2030 144A	270,000	**	272,818
	USAA AUTO OWNER TRUST 2023-A 5.58% 05/15/2028 144A	85,791	**	86,540
	USB AUTO OWNER TRUST 2025-1 4.49% 06/17/2030 144A	85,000	**	85,873
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-1 5.02% 06/20/2028	139,075	**	140,077
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 12/20/2028	265,278	**	269,024
	WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030	335,000	**	340,172
	WHEELS FLEET LEASE FUNDING 1 LLC 25-3A A1 0% 09/18/2040 144A	200,000	**	200,850
	WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/2029	214,258	**	217,352
	WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/2029	394,011	**	396,998
	WORLD OMNI AUTO RECEIVABLES TR 2024-B 5.27% 09/17/2029	167,475	**	169,411
	WORLD OMNI AUTO RECEIVABLES TRUST 2023-C 5.15% 11/15/2028	29,343	**	29,582
	WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TR 2024-A 5.26% 10/15/2027	167,000	**	168,477
	Total Asset Backed Securities		–	$9,292,759

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	Corporate Bonds:
	MORGAN STANLEY BK NA SALT LAKE 4.968%/VAR 07/14/2028	284,000	**	$294,516
	ALPHABET INC 3.875% 11/15/2028	280,000	**	283,023
	ALPHABET INC 4.1% 11/15/2030	280,000	**	282,613
	BANK OF AMERICA CORPORATION 4.948%/VAR 07/22/2028	800,000	**	828,860
	BANK OF MONTREAL QUE 5.37% 06/04/2027	360,000	**	368,928
	BANK OF NOVA SCOTIA 4.404%/VAR 09/08/2028	420,000	**	428,025
	BANQUE FED CRED MUTUEL PARIS 5.194% 02/16/2028 144A	300,000	**	312,611
	CANADIAN IMPERIAL BK OF COMM 3.45% 04/07/2027	800,000	**	802,373
	CANADIAN IMPERIAL BK OF COMM 5.237% 06/28/2027	300,000	**	305,816
	CITIBANK NA 4.576% 05/29/2027	370,000	**	375,278
	CME GROUP INC 4.4% 03/15/2030	370,000	**	380,116
	DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030	158,000	**	164,923
	EQUINOR ASA 1.75% 01/22/2026	120,000	**	120,778
	GUARDIAN LIFE GLOBAL FUNDING 1.4% 07/06/2027 144A	800,000	**	776,651
*	JPMORGAN CHASE & CO 2.947%/VAR 02/24/2028	604,000	**	602,921
*	JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028	500,000	**	516,974
*	JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028	255,000	**	262,844
*	MASSMUTUAL GLOBAL FDG II 5.1% 04/09/2027 144A	412,000	**	422,782
	MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A	150,000	**	151,808
	MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A	230,000	**	231,736
	META PLATFORMS INC 3.85% 08/15/2032	420,000	**	413,534
	META PLATFORMS INC 4.2% 11/15/2030	154,000	**	155,368
	METROPOLITAN LIFE GLOBAL FUNDING I 4.9% 01/09/2030144A	380,000	**	397,705
	MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/2029	250,000	**	260,491
	MORGAN STANLEY PRIVATE BANK NA 4.465%/VAR 11/19/2031	330,000	**	332,614
	NORDEA BANK ABP 4.375% 03/17/2028 144A	370,000	**	378,601
	PACIFIC LIFE GF II 4.5% 08/28/2029 144A	420,000	**	430,497
	PRICOA GLOBAL FDG I 4.4% 08/27/2027 144A	430,000	**	440,326
	PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A	370,000	**	378,119
	RGA GLOBAL FUNDING 5.448% 05/24/2029 144A	213,000	**	221,572
*	STATE STREET CORP 2.203%/VAR 02/07/2028	510,000	**	505,223
*	STATE STREET CORP 4.53%/VAR 02/20/2029	203,000	**	208,961
	TORONTO DOMINION BANK 4.783% 12/17/2029	295,000	**	302,475
	WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 144A	360,000	**	370,112
	WESTERN-SOUTHERN GLOBAL FUNDING 4.9% 05/01/2030 144A	38,000	**	39,199
	Total Corporate Bonds		–	$12,748,373

	Synthetic guaranteed investment contract and wrapper contracts:
	ADJUSTMENT FROM FAIR VALUE TO CONTRACT VALUE GUARANTEED INVESTMENT CONTRACT		**	$4,575,893
	Total synthetic guaranteed investment contract and wrapper contracts		–	$4,575,893

*	Participant loans	3.25% - 8.50% Majority maturing 2026 - 2030	**	$74,562,266

	Total investments at year end		$503,931,259	$6,111,977,175
* Party-in-interest
** Historical cost is disclosed only for nonparticipant-directed investments